UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period:  12/31/13

Item 1. Schedule of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 2.5%
The Boeing Co.	United States	150,000	$20,473,500
Precision Castparts Corp.	United States	110,000	29,623,000
			50,096,500
Air Freight & Logistics 0.7%
FedEx Corp.	United States	100,000	14,377,000

Biotechnology 9.2%
[a]Alnylam Pharmaceuticals Inc.	United States	150,000	9,649,500
Amgen Inc.	United States	150,000	17,124,000
[a]Biogen Idec Inc.	United States	150,000	41,962,500
[a]Celgene Corp.	United States	200,000	33,792,000
[a]Celldex Therapeutics Inc.	United States	350,000	8,473,500
[a]Gilead Sciences Inc.	United States	500,000	37,575,000
[a]Incyte Corp.	United States	170,000	8,607,100
[a]Medivation Inc.	United States	350,000	22,337,000
[a]Regeneron Pharmaceuticals Inc.	United States	10,000	2,752,400
			182,273,000
Capital Markets 1.3%
The Charles Schwab Corp.	United States	180,000	4,680,000
Financial Engines Inc.	United States	250,000	17,370,000
The Goldman Sachs Group Inc.	United States	25,000	4,431,500
			26,481,500
Chemicals 3.0%
Cytec Industries Inc.	United States	100,000	9,316,000
Monsanto Co.	United States	225,000	26,223,750
Sigma-Aldrich Corp.	United States	250,000	23,502,500
			59,042,250
Commercial Services & Supplies 0.6%
[a]Stericycle Inc.	United States	100,000	11,617,000

Communications Equipment 0.7%
QUALCOMM Inc.	United States	200,000	14,850,000

Computers & Peripherals 2.8%
Apple Inc.	United States	75,000	42,083,250
[a]Stratasys Ltd.	United States	100,000	13,470,000
			55,553,250
Diversified Financial Services 2.5%
IntercontinentalExchange Group Inc.	United States	100,000	22,492,000
Investment AB kinnevik, B	Sweden	150,000	6,946,377
Moody's Corp.	United States	250,000	19,617,500
			49,055,877
Electronic Equipment, Instruments & Components 0.3%
[a]Cognex Corp.	United States	100,000	3,818,000
[a]Trimble Navigation Ltd.	United States	40,000	1,388,000
			5,206,000
Energy Equipment & Services 5.3%
Core Laboratories NV	Netherlands	50,000	9,547,500
[a]FMC Technologies Inc.	United States	500,000	26,105,000
[a]Forum Energy Technologies Inc.	United States	400,000	11,304,000
National Oilwell Varco Inc.	United States	200,000	15,906,000
Oceaneering International Inc.	United States	200,000	15,776,000
Schlumberger Ltd.	United States	300,000	27,033,000
			105,671,500
Food Products 0.2%
Mead Johnson Nutrition Co., A	United States	50,000	4,188,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

Health Care Equipment & Supplies 2.2%
Abbott Laboratories	United States	320,000	12,265,600
[a]DexCom Inc.	United States	200,000	7,082,000
[a]Edwards Lifesciences Corp.	United States	100,000	6,576,000
[a]HeartWare International Inc.	United States	100,000	9,396,000
Stryker Corp.	United States	100,000	7,514,000
			42,833,600
Health Care Providers & Services 2.6%
[a]Envision Healthcare Holdings Inc.	United States	100,000	3,552,000
[a]Express Scripts Holding Co.	United States	80,000	5,619,200
McKesson Corp.	United States	200,000	32,280,000
UnitedHealth Group Inc.	United States	130,000	9,789,000
			51,240,200
Health Care Technology 2.9%
[a]athenahealth Inc.	United States	150,000	20,175,000
[a]Cerner Corp.	United States	650,000	36,231,000
[a]Veeva Systems Inc.	United States	31,900	1,023,990
			57,429,990
Hotels, Restaurants & Leisure 0.1%
Wynn Resorts Ltd.	United States	10,000	1,942,100

Insurance 0.3%
[a]eHealth Inc.	United States	150,000	6,973,500

Internet & Catalog Retail 6.4%
[a]Amazon.com Inc.	United States	130,000	51,842,700
[a]Asos PLC	United Kingdom	100,000	10,130,796
[a]Groupon Inc., A	United States	300,000	3,531,000
[a]HomeAway Inc.	United States	130,000	5,314,400
[a]Liberty Ventures, A	United States	20,000	2,451,800
[a]Netflix Inc.	United States	50,000	18,408,500
[a]Priceline.com Inc.	United States	30,000	34,872,000
[a]Qunar Cayman Islands Ltd., ADR	China	23,800	631,414
[a]Zulily Inc.	United States	17,300	716,739
			127,899,349
Internet Software & Services 14.2%
[a]58.Com Inc., ADR	China	3,000	115,020
[a]Autohome Inc., ADR	China	75,000	2,744,250
[a]Baidu Inc., ADR	China	70,000	12,451,600
[a]Cornerstone OnDemand Inc.	United States	200,000	10,668,000
[a]Cvent Inc.	United States	29,200	1,062,588
[a]Demandware Inc.	United States	250,000	16,030,000
[a]eBay Inc.	United States	300,000	16,467,000
[a]Facebook Inc., A	United States	400,000	21,864,000
[a]Google Inc., A	United States	55,000	61,639,050
[a]LinkedIn Corp., A	United States	130,000	28,187,900
MercadoLibre Inc.	Argentina	100,000	10,779,000
[a]Qihoo 360 Technologies Co. Ltd., ADR	China	130,000	10,666,500
[a]SPS Commerce Inc.	United States	70,000	4,571,000
Tencent Holdings Ltd.	China	500,000	31,853,089
[a]Twitter Inc.	United States	75,000	4,773,750
[a]Yahoo! Inc.	United States	500,000	20,220,000
[a]Yandex NV, A	Russia	170,000	7,335,500
[a]Yelp Inc.	United States	300,000	20,685,000
			282,113,247
IT Services 5.3%
MasterCard Inc., A	United States	65,000	54,304,900
Visa Inc., A	United States	225,000	50,103,000
			104,407,900
Life Sciences Tools & Services 2.9%
[a]Illumina Inc.	United States	200,000	22,124,000

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
Thermo Fisher Scientific Inc.	United States	200,000	22,270,000
[a]Waters Corp.	United States	130,000	13,000,000
			57,394,000
Machinery 1.3%
Flowserve Corp.	United States	300,000	23,649,000
[a]Proto Labs Inc.	United States	40,000	2,847,200
			26,496,200
Media 2.4%
[a]AMC Networks Inc., A	United States	200,000	13,622,000
[a]Liberty Media Corp., A	United States	160,000	23,432,000
[a]Starz, A	United States	350,000	10,234,000
			47,288,000
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	United States	200,000	15,864,000
Noble Energy Inc.	United States	350,000	23,838,500
Pioneer Natural Resources Co.	United States	100,000	18,407,000
			58,109,500
Pharmaceuticals 5.3%
AbbVie Inc.	United States	320,000	16,899,200
[a]Actavis PLC	United States	250,000	42,000,000
Allergan Inc.	United States	200,000	22,216,000
Bristol-Myers Squibb Co.	United States	50,000	2,657,500
Perrigo Co., PLC	United States	100,000	15,346,000
[a]Valeant Pharmaceuticals International Inc.	Canada	50,000	5,866,403
			104,985,103
Professional Services 0.6%
[a]The Advisory Board Co.	United States	100,000	6,367,000
[a]IHS Inc., A	United States	40,000	4,788,000
			11,155,000
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	United States	250,000	19,955,000

Semiconductors & Semiconductor Equipment 5.9%
ARM Holdings PLC, ADR	United Kingdom	800,000	43,792,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	18,740,000
[a]Cree Inc.	United States	100,000	6,257,000
Intel Corp.	United States	900,000	23,364,000
[a]Lam Research Corp.	United States	300,000	16,335,000
Power Integrations Inc.	United States	100,000	5,582,000
[a]Semtech Corp.	United States	150,000	3,792,000
			117,862,000
Software 10.0%
Activision Blizzard Inc.	United States	50,000	891,500
[a]ANSYS Inc.	United States	200,000	17,440,000
[a]Aspen Technology Inc.	United States	500,000	20,900,000
[a]Concur Technologies Inc.	United States	120,000	12,381,600
[a]FireEye Inc.	United States	18,700	815,507
[a]Guidewire Software Inc.	United States	250,000	12,267,500
[a]Imperva Inc.	United States	200,000	9,626,000
[a]NetSuite Inc.	United States	300,000	30,906,000
[a]Salesforce.com Inc.	United States	400,000	22,076,000
[a]ServiceNow Inc.	United States	400,000	22,404,000
[a]Splunk Inc.	United States	350,000	24,034,500
[a]Tableau Software Inc.	United States	13,900	958,127
[a]Ultimate Software Group Inc.	United States	100,000	15,322,000
[a]Workday Inc.	United States	100,000	8,316,000
			198,338,734
Textiles, Apparel & Luxury Goods 1.1%
NIKE Inc., B	United States	200,000	15,728,000

Franklin Custodian Funds
Statement of Investments, December 31, 2013 (unaudited) (continued)
Prada Holding SpA	Italy	800,000	7,092,793
			22,820,793
Trading Companies & Distributors 0.6%
Fastenal Co.	United States	250,000	11,877,500
Wireless Telecommunication Services 0.8%
[a]SBA Communications Corp.	United States	100,000	8,984,000
SoftBank Corp.	Japan	70,000	6,115,859
			15,099,859
Total Common Stocks (Cost $1,011,015,673)			1,944,633,452
Short Term Investments (Cost $41,242,916) 2.1%
Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	41,242,916	41,242,916
Total Investments (Cost $1,052,258,589) 100.0%			1,985,876,368
Other Assets, less Liabilities 0.0%†			941,965
Net Assets 100.0%			$1,986,818,333

†Rounds to less than 0.1% of net assets.

a Non-income producing.

b The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited)

Franklin Growth Fund	Shares	Value
Common Stocks 87.2%
Automobiles & Components 2.8%
BorgWarner Inc.	1,200,000	$67,092,000
Ford Motor Co.	1,200,000	18,516,000
[a]General Motors Co.	800,000	32,696,000
Harley-Davidson Inc.	913,096	63,222,767
Johnson Controls Inc.	1,600,000	82,080,000
Toyota Motor Corp., ADR (Japan)	30,000	3,657,600
		267,264,367
Banks 0.4%
Wells Fargo & Co.	750,000	34,050,000

Capital Goods 17.2%
3M Co.	855,000	119,913,750
ABB Ltd., ADR (Switzerland)	1,500,000	39,840,000
[a]Allegion PLC	366,666	16,202,970
The Boeing Co.	1,100,000	150,139,000
Caterpillar Inc.	550,000	49,945,500
Danaher Corp.	1,000,000	77,200,000
Deere & Co.	500,000	45,665,000
Emerson Electric Co.	1,100,000	77,198,000
General Dynamics Corp.	1,000,000	95,550,000
General Electric Co.	1,800,000	50,454,000
Huntington Ingalls Industries Inc.	166,666	15,001,607
Illinois Tool Works Inc.	1,000,000	84,080,000
Ingersoll-Rand PLC	1,100,000	67,760,000
Lockheed Martin Corp.	500,000	74,330,000
Northrop Grumman Corp.	1,100,000	126,071,000
Pall Corp.	1,000,000	85,350,000
Precision Castparts Corp.	250,000	67,325,000
Raytheon Co.	600,000	54,420,000
Rockwell Collins Inc.	350,000	25,872,000
Stanley Black & Decker Inc.	500,000	40,345,000
Textron Inc.	1,600,000	58,816,000
United Technologies Corp.	900,000	102,420,000
W.W. Grainger Inc.	550,000	140,481,000
		1,664,379,827
Commercial & Professional Services 1.9%
Dun & Bradstreet Corp.	400,000	49,100,000
Equifax Inc.	500,000	34,545,000
[a]IHS Inc., A	450,000	53,865,000
Robert Half International Inc.	150,000	6,298,500
[a]Stericycle Inc.	200,000	23,234,000
[a]Verisk Analytics Inc., A	300,000	19,716,000
		186,758,500
Consumer Durables & Apparel 2.4%
NIKE Inc., B	900,000	70,776,000
Ralph Lauren Corp.	225,000	39,728,250
VF Corp.	2,000,000	124,680,000
		235,184,250
Consumer Services 1.3%
Carnival Corp.	1,200,000	48,204,000
[a]Graham Holdings Co., B	80,000	53,065,600
Interval Leisure Group Inc.	60,020	1,854,618
Starwood Hotels & Resorts Worldwide Inc.	250,000	19,862,500
		122,986,718
Diversified Financials 2.7%
American Express Co.	600,000	54,438,000
[a]Berkshire Hathaway Inc., A	184	32,733,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
BlackRock Inc.	208,000	65,825,760
JPMorgan Chase & Co.	600,000	35,088,000
T. Rowe Price Group Inc.	900,000	75,393,000
		263,478,360
Energy 3.5%
Anadarko Petroleum Corp.	675,000	53,541,000
BP PLC, ADR (United Kingdom)	353,542	17,185,677
ConocoPhillips	35,000	2,472,750
Devon Energy Corp.	320,000	19,798,400
Exxon Mobil Corp.	70,000	7,084,000
[a]FMC Technologies Inc.	750,000	39,157,500
Halliburton Co.	850,000	43,137,500
National Oilwell Varco Inc.	650,000	51,694,500
Occidental Petroleum Corp.	300,000	28,530,000
Phillips 66	17,500	1,349,775
Royal Dutch Shell PLC, A, ADR (United Kingdom)	280,000	19,955,600
Schlumberger Ltd.	550,000	49,560,500
Transocean Ltd.	15,222	752,271
		334,219,473
Food & Staples Retailing 0.4%
CVS Caremark Corp.	600,000	42,942,000

Food, Beverage & Tobacco 1.9%
Bunge Ltd.	250,000	20,527,500
Mead Johnson Nutrition Co., A	800,000	67,008,000
[a]Monster Beverage Corp.	900,000	60,993,000
PepsiCo Inc.	450,000	37,323,000
		185,851,500
Health Care Equipment & Services 5.5%
Abbott Laboratories	400,000	15,332,000
Aetna Inc.	400,000	27,436,000
[a]Allscripts Healthcare Solutions Inc.	1,100,000	17,006,000
Baxter International Inc.	400,000	27,820,000
Cardinal Health Inc.	300,000	20,043,000
[a]CareFusion Corp.	1,000,000	39,820,000
Covidien PLC	425,000	28,942,500
[a]Edwards Lifesciences Corp.	200,000	13,152,000
[a]Express Scripts Holding Co.	361,648	25,402,155
[a]Haemonetics Corp.	1,000,000	42,130,000
[a]Henry Schein Inc.	350,000	39,991,000
Hill-Rom Holdings Inc.	300,000	12,402,000
[a]Intuitive Surgical Inc.	150,000	57,612,000
Medtronic Inc.	60,000	3,443,400
Quest Diagnostics Inc.	900,000	48,186,000
Stryker Corp.	400,000	30,056,000
Teleflex Inc.	500,000	46,930,000
[a]Varian Medical Systems Inc.	300,000	23,307,000
Zimmer Holdings Inc.	100,000	9,319,000
		528,330,055
Household & Personal Products 0.3%
The Procter & Gamble Co.	335,000	27,272,350

Insurance 0.4%
Aflac Inc.	600,000	40,080,000

Materials 5.4%
Air Products and Chemicals Inc.	500,000	55,890,000
Avery Dennison Corp.	462,000	23,187,780
Celanese Corp., A	1,200,000	66,372,000
Cytec Industries Inc.	1,000,000	93,160,000
Ecolab Inc.	650,000	67,775,500
Freeport-McMoRan Copper & Gold Inc., B	1,200,000	45,288,000
Martin Marietta Materials Inc.	225,000	22,486,500
Praxair Inc.	550,000	71,516,500

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

Sigma-Aldrich Corp.	800,000	75,208,000
		520,884,280
Media 1.4%
[a]Live Nation Entertainment Inc.	88,491	1,748,582
The Walt Disney Co.	1,687,290	128,908,956
		130,657,538
Pharmaceuticals, Biotechnology & Life Sciences 12.7%
AbbVie Inc.	400,000	21,124,000
Agilent Technologies Inc.	1,300,000	74,347,000
Allergan Inc.	1,000,000	111,080,000
Amgen Inc.	1,000,000	114,160,000
[a]Biogen Idec Inc.	500,000	139,875,000
[a]Celgene Corp.	390,000	65,894,400
[a]Covance Inc.	200,000	17,612,000
Eli Lilly & Co.	1,100,000	56,100,000
[a]Gilead Sciences Inc.	600,000	45,090,000
[a]Hospira Inc.	1,250,000	51,600,000
[a]Illumina Inc.	400,000	44,248,000
Johnson & Johnson	1,200,100	109,917,159
Merck & Co. Inc.	1,000,000	50,050,000
[a]Mettler-Toledo International Inc.	425,000	103,100,750
Pfizer Inc.	2,761,000	84,569,430
Roche Holding AG, ADR (Switzerland)	750,000	52,650,000
Teva Pharmaceutical Industries Ltd., ADR (Israel)	600,000	24,048,000
[a]Waters Corp.	575,000	57,500,000
		1,222,965,739
Real Estate 0.6%
American Tower Corp.	715,000	57,071,300

Retailing 1.5%
[a]Amazon.com Inc.	275,000	109,667,250
Expedia Inc.	200,000	13,932,000
HSN Inc.	100,000	6,230,000
[a]TripAdvisor Inc.	200,000	16,566,000
		146,395,250
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	1,100,000	28,556,000
[a,b]SunPower Corp.	133,873	3,990,754
Texas Instruments Inc.	250,000	10,977,500
		43,524,254
Software & Services 10.8%
[a]Autodesk Inc.	800,000	40,264,000
Automatic Data Processing Inc.	700,000	56,567,000
[a]Check Point Software Technologies Ltd. (Israel)	525,000	33,873,000
[a]Citrix Systems Inc.	275,000	17,393,750
Computer Sciences Corp.	1,400,000	78,232,000
[a]Facebook Inc., A	400,000	21,864,000
[a]Fortinet Inc.	1,500,000	28,695,000
[a]Google Inc., A	150,000	168,106,500
IAC/InterActiveCorp	300,000	20,607,000
[a]Informatica Corp.	800,000	33,200,000
International Business Machines Corp.	600,000	112,542,000
Intuit Inc.	1,000,000	76,320,000
MasterCard Inc., A	100,000	83,546,000
Microsoft Corp.	1,300,000	48,659,000
Oracle Corp.	2,300,000	87,998,000
Visa Inc., A	300,000	66,804,000
[a]Yahoo! Inc.	1,700,000	68,748,000
		1,043,419,250
Technology Hardware & Equipment 7.2%
Apple Inc.	575,000	322,638,250

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
[a]Blackberry Ltd. (Canada)	450,000	3,352,500
Cisco Systems Inc.	2,945,000	66,115,250
EMC Corp.	2,700,000	67,905,000
Hewlett-Packard Co.	1,156,250	32,351,875
QUALCOMM Inc.	660,000	49,005,000
TE Connectivity Ltd.	1,200,000	66,132,000
[a]Trimble Navigation Ltd.	2,400,000	83,280,000
		690,779,875
Telecommunication Services 0.1%
America Movil SAB de CV, L, ADR (Mexico)	518,600	12,119,682

Transportation 5.9%
[a]Air France-KLM, ADR (France)	800,000	8,378,000
Alaska Air Group Inc.	1,600,000	117,392,000
Allegiant Travel Co.	100,000	10,544,000
Arkansas Best Corp.	260,000	8,756,800
C.H. Robinson Worldwide Inc.	267,300	15,594,282
Canadian National Railway Co. (Canada)	1,000,000	57,020,000
Canadian Pacific Railway Ltd. (Canada)	500,000	75,660,000
Expeditors International of Washington Inc.	600,000	26,550,000
Forward Air Corp.	500,000	21,955,000
Heartland Express Inc.	600,000	11,772,000
[a]International Consolidated Airlines Group SA, ADR (United Kingdom)	1,400,000	46,970,000
[a]Ryanair Holdings PLC, ADR (Ireland)	239,200	11,225,656
Southwest Airlines Co.	100,000	1,884,000
Union Pacific Corp.	600,000	100,800,000
[a]United Continental Holdings Inc.	1,050,000	39,721,500
Werner Enterprises Inc.	462,000	11,425,260
		565,648,498
Utilities 0.5%
American Water Works Co. Inc.	700,000	29,582,000
NextEra Energy Inc.	250,000	21,405,000
		50,987,000
Total Common Stocks (Cost $3,676,251,285)		8,417,250,066
Short Term Investments 10.8%
Money Market Funds (Cost $481,054,528) 5.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	481,054,528	481,054,528

	Principal Amount
Repurchase Agreements (Cost $556,430,092) 5.8%
[d]Joint Repurchase Agreement, 0.008%, 1/02/14 (Maturity Value $556,430,326)	$556,430,092	556,430,092
BNP Paribas Securities Corp. (Maturity Value $42,461,198)
Credit Suisse Securities (USA) LLC (Maturity Value $127,383,595)
Deutsche Bank Securities Inc. (Maturity Value $74,489,328)
HSBC Securities (USA) Inc. (Maturity Value $178,341,483)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $82,802,397)
Morgan Stanley & Co. LLC (Maturity Value $50,952,325)
Collateralized by U.S. Government Agency Securities, 0.00% - 4.125%, 1/15/14 -
3/07/18; [e]U.S. Government Agency Discount Notes, 8/19/14; [e]U.S. Treasury Bills,
9/18/14; U.S. Treasury Bonds, 8.875% - 9.125%, 5/15/17 - 5/15/18; U.S.
Treasury Notes, 0.25% - 4.75%, 1/15/15 - 12/31/18; and U.S. Treasury
Notes, Index Linked, 1.375% - 1.625%, 1/15/18 - 7/15/18 (valued at
$567,577,640)

	Shares
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds (Cost $3,038,000) 0.0%†
[f]BNY Mellon Overnight Government Fund, 0.017%	3,038,000	3,038,000

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

Total Investments (Cost $4,716,773,905) 98.0%	9,457,772,686
Other Assets, less Liabilities 2.0%	194,557,564
Net Assets 100.0%	$9,652,330,250

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b A portion or all of the security is on loan at December 31, 2013.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2013, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 48.1%
Consumer Discretionary 0.7%
[a,b,c]Dex Media Inc.	United States	2,048,551	$13,889,176
Ford Motor Co.	United States	24,700,000	381,121,000
General Motors Co.	United States	2,230,000	91,140,100
McDonald's Corp.	United States	1,000,000	97,030,000
Target Corp.	United States	656,700	41,549,409
			624,729,685
Consumer Staples 1.4%
The Coca-Cola Co.	United States	11,000,000	454,410,000
PepsiCo Inc.	United States	7,500,000	622,050,000
Safeway Inc.	United States	4,403,000	143,405,710
			1,219,865,710
Energy 8.7%
Anadarko Petroleum Corp.	United States	1,000,000	79,320,000
BP PLC, ADR	United Kingdom	30,000,000	1,458,300,000
[a,b]Callon Petroleum Co.	United States	2,200,000	14,366,000
Canadian Oil Sands Ltd.	Canada	20,000,000	376,218,048
Chevron Corp.	United States	7,000,000	874,370,000
Devon Energy Corp.	United States	1,725,000	106,725,750
Exxon Mobil Corp.	United States	7,500,000	759,000,000
[a]Halcon Resources Corp.	United States	258,671	998,470
Royal Dutch Shell PLC, A, ADR	United Kingdom	27,000,000	1,924,290,000
Spectra Energy Corp.	United States	10,000,000	356,200,000
Total SA, B, ADR	France	11,980,000	734,014,600
Transocean Ltd.	United States	7,000,000	345,940,000
The Williams Cos. Inc.	United States	8,763,000	337,988,910
Woodside Petroleum Ltd.	Australia	4,000,000	138,896,340
			7,506,628,118
Financials 4.4%
Banco Santander SA	Spain	19,484,730	174,368,898
Barclays PLC	United Kingdom	30,000,000	135,071,763
Commonwealth Bank of Australia	Australia	3,500,000	243,068,595
Digital Realty Trust Inc.	United States	2,500,000	122,800,000
HSBC Holdings PLC	United Kingdom	40,000,000	438,714,147
JPMorgan Chase & Co.	United States	19,253,800	1,125,962,224
MetLife Inc.	United States	2,126,250	114,647,400
Royal Bank of Canada	Canada	4,500,000	302,542,014
Wells Fargo & Co.	United States	25,000,000	1,135,000,000
Westfield Retail Trust	Australia	10,000,000	26,511,705
			3,818,686,746
Health Care 6.0%
Eli Lilly & Co.	United States	12,000,000	612,000,000
Johnson & Johnson	United States	7,000,000	641,130,000
Merck & Co. Inc.	United States	30,000,000	1,501,500,000
Pfizer Inc.	United States	30,000,000	918,900,000
Roche Holding AG	Switzerland	3,400,000	949,812,230
Sanofi, ADR	France	10,000,000	536,300,000
			5,159,642,230
Industrials 3.6%
Caterpillar Inc.	United States	1,000,000	90,810,000
[a,b]CEVA Holdings LLC	United Kingdom	91,371	86,802,507
Deere & Co.	United States	2,000,000	182,660,000
General Electric Co.	United States	43,000,000	1,205,290,000
Lockheed Martin Corp.	United States	3,500,000	520,310,000
Raytheon Co.	United States	3,000,000	272,100,000
Republic Services Inc.	United States	8,186,000	271,775,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

Waste Management Inc.	United States	10,694,000	479,839,780
			3,109,587,487
Information Technology 1.8%
Broadcom Corp., A	United States	1,950,000	57,817,500
Cisco Systems Inc.	United States	15,000,000	336,750,000
EMC Corp.	United States	2,450,000	61,617,500
Intel Corp.	United States	36,475,000	946,891,000
QUALCOMM Inc.	United States	2,000,000	148,500,000
Texas Instruments Inc.	United States	1,000,000	43,910,000
			1,595,486,000
Materials 8.2%
[b]Agrium Inc.	Canada	7,500,000	686,100,000
AngloGold Ashanti Ltd., ADR	South Africa	6,149,813	72,075,808
Barrick Gold Corp.	Canada	11,017,292	194,234,858
BHP Billiton PLC	United Kingdom	30,000,000	927,717,978
The Dow Chemical Co.	United States	26,850,000	1,192,140,000
E. I. du Pont de Nemours and Co.	United States	10,000,000	649,700,000
Freeport-McMoRan Copper & Gold Inc., B	United States	13,512,446	509,959,712
Goldcorp Inc.	Canada	13,000,000	281,710,000
LyondellBasell Industries NV, A	United States	11,506,100	923,709,708
The Mosaic Co.	United States	2,500,000	118,175,000
Newmont Mining Corp.	United States	16,166,000	372,302,980
Nucor Corp.	United States	1,160,900	61,968,842
Potash Corp. of Saskatchewan Inc.	Canada	3,000,000	98,880,000
Rio Tinto PLC, ADR	United Kingdom	17,527,200	989,059,896
			7,077,734,782
Telecommunication Services 2.0%
AT&T Inc.	United States	25,000,000	879,000,000
BCE Inc.	Canada	4,250,000	184,060,632
CenturyLink Inc.	United States	3,333,200	106,162,420
Telstra Corp. Ltd.	Australia	30,000,000	140,592,375
Telus Corp.	Canada	3,000,000	103,262,251
Verizon Communications Inc.	United States	2,000,000	98,280,000
Vodafone Group PLC	United Kingdom	50,000,000	196,286,247
			1,707,643,925
Utilities 11.3%
AGL Resources Inc.	United States	2,000,000	94,460,000
Ameren Corp.	United States	2,500,000	90,400,000
American Electric Power Co. Inc.	United States	8,500,000	397,290,000
Dominion Resources Inc.	United States	8,000,000	517,520,000
DTE Energy Co.	United States	1,250,000	82,987,500
Duke Energy Corp.	United States	14,000,000	966,140,000
[a,b,c]Dynegy Inc.	United States	24,058,906	517,747,657
[a,b,c]Dynegy Inc., wts., 10/02/17	United States	1,143,273	1,554,851
Edison International	United States	6,000,000	277,800,000
Entergy Corp.	United States	8,000,000	506,160,000
Exelon Corp.	United States	33,000,000	903,870,000
FirstEnergy Corp.	United States	6,000,000	197,880,000
NextEra Energy Inc.	United States	3,000,000	256,860,000
Northeast Utilities	United States	500,000	21,195,000
Pepco Holdings Inc.	United States	6,000,000	114,780,000
PG&E Corp.	United States	22,250,000	896,230,000
Pinnacle West Capital Corp.	United States	4,500,000	238,140,000
PPL Corp.	United States	18,000,000	541,620,000
Public Service Enterprise Group Inc.	United States	18,000,000	576,720,000
Sempra Energy	United States	8,200,000	736,032,000
The Southern Co.	United States	23,914,900	983,141,539
SSE PLC	United Kingdom	4,000,000	90,677,085
TECO Energy Inc.	United States	7,000,000	120,680,000
Xcel Energy Inc.	United States	23,000,000	642,620,000
			9,772,505,632
Total Common Stocks and Other Equity Interests (Cost $35,836,905,846)			41,592,510,315

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
Equity-Linked Securities 10.3%
Consumer Discretionary 1.1%
Credit Suisse New York into General Motor Co., 7.00%	United States	7,530,000	245,551,041
Credit Suisse New York into Johnson Controls Inc., 7.50%	United States	3,200,000	113,660,480
[d]Deutsche Bank AG into Ford Motor Co., 8.00%, 144A	United States	19,236,000	284,061,859
[d]Deutsche Bank AG into General Motors Co., 7.50%, 144A	United States	3,011,000	122,270,086
[d]Wells Fargo & Co. into Ford Motor Co., 8.00%, 144A	United States	12,200,000	181,812,940
			947,356,406
Consumer Staples 0.4%
[d]Barclays Bank PLC into Safeway Inc., 8.00%, 144A	United States	3,600,000	105,587,280
[d]The Goldman Sachs Group Inc. into Safeway Inc., 7.00%, 144A	United States	3,100,000	101,716,890
[d]The Goldman Sachs Group Inc. into Safeway Inc., 9.50%, 144A	United States	5,640,000	143,463,552
			350,767,722
Energy 2.6%
[d]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	1,850,000	157,868,270
[d]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	1,900,000	170,090,470
[d]Barclays Bank PLC into Alpha Natural Resources Inc., 12.50%, 144A	United States	11,000,000	82,198,270
[d]Barclays Bank PLC into Peabody Energy Corp., 10.00%, 144A	United States	4,750,000	96,702,875
[d]Barclays Bank PLC into Weatherford International Ltd., 9.00%, 144A	United States	9,957,000	136,744,459
[d]Citigroup Inc. into Halliburton Co., 6.50%, 144A	United States	2,550,000	113,064,960
[d]Credit Suisse New York into Anadarko Petroleum Corp., 7.00%, 144A	United States	1,160,000	95,050,168
Credit Suisse New York into Chesapeake Energy Corp., 8.00%	United States	7,332,000	180,156,772
Credit Suisse New York into Chesapeake Energy Corp., 8.50%	United States	6,390,000	160,797,960
[d]Deutsche Bank AG into Devon Energy Corp., 6.00%, 144A	United States	1,600,000	98,844,320
[d]Deutsche Bank AG into Peabody Energy Corp., 9.50%, 144A	United States	4,695,000	94,030,991
[d]Deutsche Bank AG into Schlumberger Ltd., 6.50%, 144A	United States	1,395,000	115,963,978
[d]The Goldman Sachs Group Inc. into Devon Energy Corp., 6.50%, 144A	United States	1,730,000	105,953,850
[d]JPMorgan Chase & Co. into Halliburton Co., 6.50%, 144A	United States	5,900,000	276,151,860
[d]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	4,420,000	169,795,626
[d]Wells Fargo & Co. into Baker Hughes Inc., 6.50%, 144A	United States	3,600,000	185,260,680
			2,238,675,509
Financials 1.2%
[d]Citigroup Inc. into Bank of America Corp., 7.00%, 144A	United States	19,600,000	275,021,320
[d]The Goldman Sachs Group Inc. into Bank of America Corp., 9.00%, 144A	United States	28,900,000	311,923,480
[d]The Goldman Sachs Group Inc. into Bank of America Corp., 9.00%, 144A	United States	21,186,000	286,244,046
[d]Morgan Stanley into Bank of America Corp., 6.50%, 144A	United States	8,015,000	125,366,622
			998,555,468
Industrials 0.3%
[d]Barclays Bank PLC into Caterpillar Inc., 6.50%, 144A	United States	1,454,000	129,012,693
[d]Credit Suisse New York into Deere & Co., 6.50%, 144A	United States	1,650,000	149,883,690
			278,896,383
Information Technology 3.1%
[d]Bank of America Corp. into Apple Inc., 8.00%, 144A	United States	195,000	107,206,125
[d]Bank of America Corp. into Intel Corp., 8.00%, 144A	United States	11,782,000	277,102,036
[d]Bank of America Corp. into Intel Corp., 7.00%, 144A	United States	9,942,000	258,616,275
[d]Barclays Bank PLC into Apple Inc., 8.50%, 144A	United States	312,000	147,813,120
[d]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	4,000,000	121,544,000
[d]Barclays Bank PLC into EMC Corp., 6.00%, 144A	United States	4,281,000	110,668,987
[d]Citigroup Inc. into Apple Inc., 7.50%, 144A	United States	187,500	96,325,875
Credit Suisse New York into Cisco Systems Inc., 6.50%	United States	6,180,000	136,346,868
Credit Suisse New York into Cisco Systems Inc., 7.50%	United States	7,360,000	165,535,232
[d]Deutsche Bank AG into Cisco Systems Inc., 7.00%, 144A	United States	4,217,000	98,314,295
[d]Deutsche Bank AG into QUALCOMM Inc., 6.50%, 144A	United States	1,608,000	110,680,730
[d]The Goldman Sachs Group Inc. into EMC Corp., 6.00%, 144A	United States	4,000,000	99,647,200
[d]Morgan Stanley into Apple Inc., 7.00%, 144A	United States	140,000	70,774,620
[d]Morgan Stanley into Cisco Systems Inc., 7.50%, 144A	United States	8,018,000	189,105,332
[d]Morgan Stanley into Intel Corp., 7.50%, 144A	United States	10,540,000	270,025,314
[d]Wells Fargo & Co. into Apple Inc., 9.00%, 144A	United States	373,000	177,784,482
[d]Wells Fargo & Co. into Texas Instruments Inc., 6.50%, 144A	United States	2,540,000	108,282,232

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

[d]Wells Fargo & Co. into Texas Instruments Inc., 6.50%, 144A	United States	3,435,000	141,477,689
			2,687,250,412
Materials 1.5%
[d]Bank of America Corp. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	2,800,000	109,755,800
[d]Barclays Bank PLC into Barrick Gold Corp., 10.00%, 144A	Canada	5,220,000	95,770,296
[d]Barclays Bank PLC into The Mosaic Co., 7.50%, 144A	United States	1,600,000	78,439,360
Credit Suisse New York into The Dow Chemical Co., 8.50%	United States	3,300,000	119,079,180
[d]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 8.00%, 144A	United States	3,200,000	116,750,080
[d]Deutsche Bank AG into Rio Tinto PLC, 8.50%, 144A	United Kingdom	3,800,000	217,203,820
[d]The Goldman Sachs Group Inc. into LyondellBasell Industries NV, 8.00%, 144A	United States	1,500,000	106,960,200
[d]JPMorgan Chase & Co. into Barrick Gold Corp., 10.00%, 144A	Canada	5,123,000	98,180,758
[d]Morgan Stanley into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	3,515,000	121,549,754
[d]Royal Bank of Canada into LyondellBasell Industries NV, 7.00%, 144A	United States	1,282,000	102,044,380
[d]Wells Fargo & Co. into Barrick Gold Corp., 7.50%, 144A	Canada	3,100,000	56,496,260
[d]Wells Fargo & Co. into Walter Energy Inc., 12.50%, 144A	United States	2,115,000	37,451,363
			1,259,681,251
Telecommunication Services 0.1%
[d]The Goldman Sachs Group Inc. into Vivendi SA, 9.00%, 144A	France	6,120,000	114,276,312
Total Equity-Linked Securities (Cost $8,273,315,134)			8,875,459,463
Convertible Preferred Stocks 3.2%
Energy 0.7%
[d]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500	191,644,035
[d]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	100,000	116,937,500
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	108,000	85,752,000
[d]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	1,200,000	78,480,000
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000	79,520,000
			552,333,535
Financials 1.9%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118	757,679,198
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	3,050,000	73,962,500
[a]FNMA, 5.38%, cvt. pfd.	United States	4,700	133,950,000
MetLife Inc., 5.00%, cvt. pfd.	United States	3,750,000	118,275,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	520,000	575,432,000
			1,659,298,698
Industrials 0.1%
[a,b]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897	3,766,425
[a,b]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	112,565	106,936,826
			110,703,251
Materials 0.0%†
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,120,000	29,136,800
Utilities 0.5%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000	80,638,800
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000	80,772,900
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	2,000,000	115,501,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500	54,166,595
NextEra Energy Inc., 5.779%, cvt. pfd.	United States	1,000,000	50,170,000
			381,249,295
Total Convertible Preferred Stocks (Cost $2,640,081,913)			2,732,721,579
Preferred Stocks 0.7%
Financials 0.7%
[d]Ally Financial Inc., 7.00%, pfd., 144A	United States	155,886	149,665,182
Ally Financial Inc., 8.50%, pfd., A	United States	1,200,000	32,220,000
Citigroup Capital XIII, 8.75%, pfd.	United States	1,870,000	50,957,500
[a]FHLMC, 8.375%, pfd., Z	United States	16,608,000	148,973,760
[a]FNMA, 6.75%, pfd.	United States	3,000,000	21,000,000
[a]FNMA, 7.625%, pfd., R	United States	2,399,400	18,859,284
[a]FNMA, 8.25%, pfd.	United States	11,784,000	103,110,000
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000	121,667,000
Total Preferred Stocks (Cost $1,066,318,362)			646,452,726

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
		Principal Amount*
Convertible Bonds 0.7%
Consumer Discretionary 0.4%
[d]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	220,000,000	EUR	376,239,532
Energy 0.1%
Alpha Natural Resources Inc., cvt., senior note, 4.875%, 12/15/20	United States	40,000,000		43,250,000
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	40,000,000		31,825,000
				75,075,000
Industrials 0.1%
[d]Meritor Inc., cvt., senior bond, 144A, 7.875%, 3/01/26	United States	50,000,000		72,031,250
Materials 0.1%
Cemex SAB de CV, cvt., sub. note,
3.25%, 3/15/16	Mexico	23,610,000		31,087,334
3.75%, 3/15/18	Mexico	37,300,000		50,681,375
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	60,000,000		46,458,900
				128,227,609
Total Convertible Bonds (Cost $508,975,832)				651,573,391
Corporate Bonds 31.0%
Consumer Discretionary 5.5%
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	67,900,000		75,369,000
AMC Networks Inc., 4.75%, 12/15/22	United States	5,000,000		4,787,500
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	100,000,000		116,750,000
7.75%, 4/15/18	United States	120,000,000		134,400,000
Caesars Entertainment Operating Co. Inc.,
first lien, 9.00%, 2/15/20	United States	172,750,000		168,863,125
senior secured note, 11.25%, 6/01/17	United States	150,000,000		153,000,000
senior secured note, 8.50%, 2/15/20	United States	63,700,000		61,510,313
senior secured note, first lien, 9.00%, 2/15/20	United States	80,000,000		78,200,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.75%, 1/15/24	United States	185,000,000		175,287,500
[d] senior bond, 144A, 5.75%, 9/01/23	United States	57,000,000		54,292,500
senior note, 7.00%, 1/15/19	United States	65,000,000		68,656,250
senior note, 7.375%, 6/01/20	United States	60,000,000		65,250,000
senior note, 6.50%, 4/30/21	United States	94,500,000		97,571,250
senior note, 5.125%, 2/15/23	United States	150,000,000		139,875,000
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	210,000,000		233,100,000
8.25%, 6/15/21	United States	117,200,000		133,901,000
Cinemark USA Inc., senior note, 5.125%, 12/15/22	United States	20,000,000		19,450,000
Clear Channel Communications Inc.,
[d,e] senior note, 144A, PIK, 14.00%, 2/01/21	United States	98,380,000		89,029,866
senior secured bond, first lien, 9.00%, 3/01/21	United States	339,775,000		344,871,625
senior secured note, first lien, 9.00%, 12/15/19	United States	225,000,000		230,625,000
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000		54,000,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	142,500,000		150,515,625
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	77,920,000		86,686,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	12,800,000		13,856,000
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000		53,000,000
[b,e]Dex Media Inc., senior sub. note, PIK, 7.00%, 1/29/17	United States	38,640,842		20,127,435
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	240,000,000		225,000,000
senior note, 5.875%, 7/15/22	United States	138,000,000		138,690,000
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	101,800,000		114,270,500
6.50%, 3/01/21	United States	62,900,000		66,988,500
Harrah's Operating Co. Inc., secured note, 12.75%, 4/15/18	United States	25,000,000		14,375,000
HD Supply Inc., senior note, 7.50%, 7/15/20	United States	60,000,000		64,950,000
[d]Jaguar Land Rover PLC,
144A, 8.125%, 5/15/21	United Kingdom	20,000,000		22,911,200
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	75,343,450
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000		37,012,500

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
senior note, 6.25%, 6/15/15	United States	28,900,000		30,706,250
senior note, 9.10%, 9/15/17	United States	49,000,000		57,697,500
senior note, 7.25%, 6/15/18	United States	70,500,000		78,078,750
senior note, 8.00%, 3/15/20	United States	20,000,000		22,200,000
senior note, 7.00%, 12/15/21	United States	40,000,000		41,800,000
Lamar Media Corp., senior sub. bond, 5.00%, 5/01/23	United States	5,000,000		4,775,000
[d]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	25,000,000		27,312,500
MGM Resorts International,
5.25%, 3/31/20	United States	60,000,000		59,700,000
senior note, 6.625%, 7/15/15	United States	25,200,000		27,153,000
senior note, 10.00%, 11/01/16	United States	90,000,000		108,450,000
senior note, 8.625%, 2/01/19	United States	44,800,000		52,752,000
senior note, 6.75%, 10/01/20	United States	27,450,000		29,440,125
senior note, 7.75%, 3/15/22	United States	80,000,000		89,800,000
[d,e]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%, 6/15/18	United States	20,000,000		20,600,200
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	43,300,000		42,143,890
[d]rue21 Inc., senior note, 144A, 9.00%, 10/15/21	United States	10,000,000		7,350,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		103,685,000
[d]Univision Communications Inc.,
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		71,825,000
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		85,900,000
senior secured note, 144A, 5.125%, 5/15/23	United States	75,000,000		75,281,250
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	56,000,000		59,780,000
Videotron Ltd., senior note, 5.00%, 7/15/22	Canada	10,000,000		9,825,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		49,789,350
[d]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%, 5/30/23	United States	25,000,000		23,468,750
				4,762,029,704
Consumer Staples 0.8%
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	60,000,000		56,550,000
[d]Boparan Finance PLC, senior note, 144A,
9.75%, 4/30/18	United Kingdom	55,950,000	EUR	84,462,745
9.875%, 4/30/18	United Kingdom	20,000,000	GBP	36,429,800
[d]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000		44,993,500
[d]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	25,000,000		24,375,000
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	50,100,000		54,609,000
7.25%, 6/01/21	United States	88,500,000		92,703,750
7.25%, 6/01/21	United States	59,600,000		62,282,000
[d]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	19,000,000		19,712,500
[d]Spectrum Brands Escrow Corp., senior note, 144A, 6.625%, 11/15/22	United States	15,000,000		15,993,750
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	110,000,000		122,237,500
U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000		87,700,000
				702,049,545
Energy 6.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%, 5/15/23	United States	66,000,000		64,020,000
Alpha Natural Resources Inc., senior note,
6.00%, 6/01/19	United States	43,000,000		37,302,500
[f] 6.25%, 6/01/21	United States	110,000,000		94,600,000
[d]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	33,000,000		33,350,625
Antero Resources Finance Corp., senior note, 7.25%, 8/01/19	United States	21,550,000		23,274,000
Arch Coal Inc.,
[d] secured note, second lien, 144A, 8.00%, 1/15/19	United States	20,000,000		20,000,000
senior note, 7.00%, 6/15/19	United States	111,000,000		88,800,000
senior note, 7.25%, 6/15/21	United States	130,000,000		100,100,000
[d]Atlas Resource Escrow Co., senior note, 144A, 9.25%, 8/15/21	United States	35,000,000		35,962,500
[g]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000		281,250
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	20,000,000		20,450,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	37,000,000		38,572,500
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	United States	28,800,000		30,096,000
[b]Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	27,552,750		28,585,978
[d]Calumet Specialty Products Partners LP/Finance Corp., senior note, 144A, 7.625%,
1/15/22	United States	20,000,000		20,300,000
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	44,800,000		48,720,000

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
7.50%, 9/15/20	United States	21,300,000	23,430,000
CGG, senior note, 6.50%, 6/01/21	France	75,000,000	77,250,000
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	35,400,000	38,055,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	52,400,000	53,972,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	145,000,000	156,418,750
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	115,000,000	130,237,500
7.25%, 12/15/18	United States	188,065,000	218,155,400
6.875%, 11/15/20	United States	30,500,000	34,617,500
5.375%, 6/15/21	United States	50,000,000	52,000,000
5.75%, 3/15/23	United States	203,150,000	210,260,250
[d]Clayton Williams Energy Inc., senior note, 144A, 7.75%, 4/01/19	United States	75,000,000	77,437,500
Concho Resources Inc., senior bond, 5.50%, 4/01/23	United States	27,000,000	27,945,000
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	55,850,000	60,736,875
Denbury Resources Inc., senior sub. note, 4.625%, 7/15/23	United States	82,500,000	74,868,750
[d]Diamondback Energy Inc., senior note, 144A, 7.625%, 10/01/21	United States	30,000,000	31,800,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	125,183,373
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	United States	65,000,000	64,431,250
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	90,075,000	100,658,813
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	35,000,000	40,556,250
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	52,400,000	50,042,000
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	115,119,000	120,587,152
Forest Oil Corp., senior note, 7.25%, 6/15/19	United States	18,932,000	18,529,695
[d]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	35,000,000	37,187,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	100,000,000	104,750,000
8.875%, 5/15/21	United States	22,000,000	22,330,000
[d] 144A, 9.25%, 2/15/22	United States	63,100,000	64,519,750
[d]Hercules Offshore Inc., senior note, 144A, 8.75%, 7/15/21	United States	35,000,000	39,200,000
[d]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	130,300,000	126,620,198
senior secured note, 144A, 5.00%, 2/15/21	United States	36,500,000	36,090,908
[d]Lightstream Resources Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	30,000,000	30,450,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	5,125,000
8.625%, 4/15/20	United States	72,500,000	78,662,500
7.75%, 2/01/21	United States	75,000,000	79,687,500
[d] 144A, 6.25%, 11/01/19	United States	79,000,000	80,185,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	60,000,000	65,100,000
[d]MEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	100,000,000	101,500,000
Midstates Petroleum Co. Inc./LLC, senior note,
10.75%, 10/01/20	United States	55,000,000	60,087,500
9.25%, 6/01/21	United States	38,100,000	40,005,000
NFR Energy LLC/NFR Finance Corp., 9.75%, 2/15/17	United States	25,000,000	26,125,000
[d]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	25,000,000	22,750,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	32,100,000	32,902,500
senior secured note, first lien, 7.50%, 11/01/19	United States	134,150,000	145,888,125
Peabody Energy Corp., senior note,
6.00%, 11/15/18	United States	100,000,000	107,000,000
6.25%, 11/15/21	United States	165,000,000	167,475,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	150,700,000	162,756,000
[d]Penn Virginia Resource Partners LP/Finance Corp. II, senior note, 144A, 6.50%,
5/15/21	United States	28,000,000	29,120,000
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	62,550,000
Plains Exploration & Production Co., senior note,
6.50%, 11/15/20	United States	50,000,000	55,223,400
6.875%, 2/15/23	United States	21,400,000	23,968,000
Quicksilver Resources Inc., senior note,
9.125%, 8/15/19	United States	90,000,000	91,800,000
[d] 144A, 11.00%, 7/01/21	United States	86,000,000	93,740,000
[d]Sabine Pass Liquefaction LLC,
first lien, 144A, 6.25%, 3/15/22	United States	90,000,000	89,437,500
secured note, 144A, 5.625%, 2/01/21	United States	113,100,000	111,120,750

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
senior secured note, 144A, 5.625%, 4/15/23	United States	98,800,000	92,872,000
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	30,000,000	31,275,000
senior secured note, 7.50%, 11/30/16	United States	151,000,000	171,385,000
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	199,200,000	218,124,000
[d]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	74,200,000	76,240,500
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	110,000,000	119,075,000
7.50%, 3/15/21	United States	120,000,000	126,300,000
8.125%, 10/15/22	United States	46,250,000	49,256,250
7.50%, 2/15/23	United States	50,000,000	51,000,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	125,000,000	131,250,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	128,400,000	136,425,000
			5,868,148,292
Financials 2.4%
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	60,000,000	67,125,000
[h]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	100,000,000	112,395,300
[h]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	77,563,500
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	40,000,000	38,700,000
[h]Citigroup Inc., junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	68,500,000	63,472,100
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	49,900,000	53,268,250
[h]Fifth Third Bancorp, junior sub. bond, 5.10%, Perpetual	United States	29,000,000	25,737,500
[h]General Electric Capital Corp., C, junior sub. bond, 5.25% to 6/15/23, FRN thereafter,
Perpetual	United States	64,500,000	60,791,250
[d]General Motors Financial Co. Inc., senior bond, 144A, 4.25%, 5/15/23	United States	55,209,000	52,655,584
International Lease Finance Corp., senior note,
8.75%, 3/15/17	United States	130,000,000	153,725,000
8.875%, 9/01/17	United States	63,300,000	75,643,500
[h]JPMorgan Chase & Co.,
junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	38,000,000	36,527,500
junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	815,000,000	899,365,540
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	36,320,000
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	80,000,000	89,826,640
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	35,000,000	39,550,000
[d]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	50,000,000	50,250,000
9.50%, 10/15/20	United States	50,000,000	50,375,000
[h]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	50,000,000	44,900,000
			2,028,191,664
Health Care 2.3%
Alere Inc., senior note, 7.25%, 7/01/18	United States	20,800,000	22,958,000
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	144,100,000	157,069,000
7.125%, 7/15/20	United States	11,900,000	12,361,125
[d]Forest Laboratories Inc., senior note 144A, 5.00%, 12/15/21	United States	25,000,000	25,156,250
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	33,500,000	35,761,250
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	49,501,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	44,550,000	48,837,937
senior note, 8.00%, 10/01/18	United States	80,000,000	94,700,000
senior note, 7.50%, 2/15/22	United States	150,000,000	165,000,000
senior note, 5.875%, 5/01/23	United States	104,700,000	103,653,000
senior secured bond, first lien, 4.75%, 5/01/23	United States	34,000,000	32,045,000
senior secured note, 6.50%, 2/15/20	United States	114,300,000	125,872,875
[d,e]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	61,100,000	64,918,750
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	25,000,000	23,625,000
first lien, 6.25%, 11/01/18	United States	88,211,775	98,025,335
senior note, 9.875%, 7/01/14	United States	30,000,000	31,383,930
senior note, 8.00%, 8/01/20	United States	190,000,000	206,862,500
senior note, 8.125%, 4/01/22	United States	360,000,000	388,800,000
[i] senior note, FRN, 9.25%, 2/01/15	United States	101,300,000	109,404,000

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
senior secured note, first lien, 4.50%, 4/01/21	United States	21,000,000	19,976,250
[d]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	58,900,000	65,010,875
7.50%, 7/15/21	United States	53,900,000	59,424,750
5.625%, 12/01/21	United States	25,650,000	25,842,375
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	45,420,375
			2,011,609,577
Industrials 1.5%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	100,000,000	108,000,000
7.75%, 2/01/20	Spain	36,600,000	38,109,750
[d]Ahern Rentals Inc., secured note, second lien, 144A, 9.50%, 6/15/18	United States	40,000,000	43,500,000
[d]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	42,400,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	106,010,625
[d]Aviation Capital Group, 144A, 6.75%, 4/06/21	United States	48,520,000	53,124,305
[d]Bombardier Inc., senior bond, 144A, 6.125%, 1/15/23	Canada	66,300,000	66,134,250
[b,d]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	261,778,982	218,585,450
Hertz Corp., senior note,
7.50%, 10/15/18	United States	53,900,000	58,346,750
6.75%, 4/15/19	United States	125,775,000	136,151,438
7.375%, 1/15/21	United States	30,000,000	33,075,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	23,000,000	21,447,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	141,775,000	147,446,000
Nielsen Finance LLC/Co., senior note, 4.50%, 10/01/20	Netherlands	15,000,000	14,662,500
TransDigm Inc., senior sub. note, 5.50%, 10/15/20	United States	59,500,000	58,458,750
United Continental Holdings Inc., senior bond,
A, 6.00%, 7/15/26	United States	40,000,000	34,600,000
B, 6.00%, 7/15/28	United States	40,000,000	33,900,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	45,000,000	50,400,000
UR Merger Sub Corp., senior note, 10.25%, 11/15/19	United States	40,000,000	45,345,000
			1,309,697,318
Information Technology 3.6%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	55,900,000	58,275,750
[d]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000	39,400,000
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	58,200,000	60,237,000
CDW LLC/Finance Corp.,
senior note, 8.00%, 12/15/18	United States	32,372,000	35,447,340
senior note, 8.50%, 4/01/19	United States	125,000,000	138,750,000
senior sub. note, 12.535%, 10/12/17	United States	5,688,000	5,972,400
Ceridian Corp.,
[d] secured note, 144A, 8.875%, 7/15/19	United States	36,100,000	41,695,500
senior note, 11.25%, 11/15/15	United States	35,000,000	35,437,500
[d,e]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	44,400,000	46,398,000
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	15,166,000	16,701,558
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	580,000,000	683,675,000
[d] senior note, 144A, 11.25%, 1/15/21	United States	5,000,000	5,543,750
[d] senior note, 144A, 10.625%, 6/15/21	United States	63,000,000	68,591,250
[d] senior secured bond, 144A, 8.25%, 1/15/21	United States	425,000,000	454,218,750
[d,e] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	223,249,455
[d] senior secured note, first lien, 144A, 6.75%, 11/01/20	United States	107,000,000	111,815,000
senior sub. note, 11.25%, 3/31/16	United States	93,472,000	93,939,360
Freescale Semiconductor Inc.,
[d] secured note, 144A, 5.00%, 5/15/21	United States	59,450,000	57,963,750
senior note, 10.125%, 12/15/16	United States	69,024,000	70,577,040
senior note, 8.05%, 2/01/20	United States	308,750,000	333,450,000
senior note, 10.75%, 8/01/20	United States	139,258,000	158,754,120
[d] senior secured note, 144A, 6.00%, 1/15/22	United States	41,850,000	42,477,750
[d,e]Healthcare Technology Inc., senior note, 144A, PIK, 7.375%, 9/01/18	United States	40,000,000	41,800,000
IAC/InterActiveCorp, senior note, 4.75%, 12/15/22	United States	45,000,000	42,187,500
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	40,800,000	46,104,000
NCR Corp., senior note,
4.625%, 2/15/21	United States	17,000,000	16,362,500

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
5.00%, 7/15/22	United States	26,000,000		24,862,500
[d]NCR Escrow Corp., senior note, 144A, 6.375%, 12/15/23	United States	70,000,000		71,837,500
[d]NII International Telecom SCA, senior note, 144A, 11.375%, 8/15/19	United States	25,000,000		21,000,000
[d]Sanmina Corp., senior note, 144A, 7.00%, 5/15/19	United States	55,000,000		58,781,250
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000		38,038,000
				3,143,543,523
Materials 3.2%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	35,000,000		36,137,500
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	60,000,000		60,600,000
Ball Corp., senior bond, 4.00%, 11/15/23	United States	80,000,000		72,000,000
[d]Beverage Packaging Holdings Luxembourg II SA, senior note, 144A, 5.625%, 12/15/16	United States	33,000,000		33,742,500
[d]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	56,300,000		63,759,750
[d]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	18,800,000		18,894,000
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		115,093,125
senior secured note, 144A, 9.00%, 1/11/18	Mexico	250,000,000		275,937,500
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000		119,371,875
senior secured note, 144A, 6.50%, 12/10/19	Mexico	40,000,000		41,475,000
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	150,000,000		141,000,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000		55,375,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	46,138,000		47,829,650
[f] 6.375%, 2/01/16	Australia	22,500,000		23,329,687
6.875%, 2/01/18	Australia	70,600,000		74,483,000
[f] 8.25%, 11/01/19	Australia	80,000,000		90,100,000
[f] 6.875%, 4/01/22	Australia	60,000,000		65,700,000
HudBay Minerals Inc., senior note,
9.50%, 10/01/20	Canada	50,000,000		51,625,000
[d] 144A, 9.50%, 10/01/20	Canada	39,600,000		40,590,000
[d]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	42,800,000		47,775,500
[d]Ineos Group Holdings SA, secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	130,015,789	EUR	180,515,091
[d]Inmet Mining Corp., senior note, 144A, 8.75%, 6/01/20	Canada	72,400,000		78,916,000
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	78,682,148
Molycorp Inc., first lien, 10.00%, 6/01/20	United States	65,000,000		64,837,500
[d]Orion Engineered Carbons Bondco GmbH,
senior secured bond, 144A, 10.00%, 6/15/18	Germany	22,320,000	EUR	34,078,286
senior secured note, first lien, 144A, 9.625%, 6/15/18	Germany	23,400,000		25,857,000
[d,e]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	28,200,000		29,610,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	70,800,000		72,570,000
senior note, 8.50%, 5/15/18	United States	99,900,000		105,894,000
senior note, 9.00%, 4/15/19	United States	100,100,000		107,857,750
senior note, 9.875%, 8/15/19	United States	127,000,000		141,922,500
senior note, 8.25%, 2/15/21	United States	45,000,000		48,262,500
senior secured note, 7.875%, 8/15/19	United States	65,000,000		72,150,000
senior secured note, 6.875%, 2/15/21	United States	32,500,000		35,181,250
[d]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	20,000,000		19,550,000
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000		37,975,000
Walter Energy Inc.,
[d] first lien, 144A, 9.50%, 10/15/19	United States	28,500,000		30,210,000
senior note, 9.875%, 12/15/20	United States	105,000,000		91,350,000
senior note, 8.50%, 4/15/21	United States	45,000,000		37,687,500
[d]Wise Metals Group LLC/wise Alloys Finance Corp., senior secured note, 144A, 8.75%,
12/15/18	United States	25,000,000		26,437,500
				2,794,363,112
Telecommunication Services 3.8%
[d]Altice Financing SA, secured note, 144A, 6.50%, 1/15/22	Luxembourg	24,100,000		24,341,000
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	47,600,000		48,433,000
senior note, 5.80%, 3/15/22	United States	12,500,000		12,406,250
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	150,000,000		171,562,500
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	21,000,000		20,685,000

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	60,000,000		60,150,000
senior note, 8.50%, 4/15/20	United States	51,150,000		57,543,750
senior note, 9.25%, 7/01/21	United States	63,600,000		73,617,000
senior note, 8.75%, 4/15/22	United States	48,900,000		54,523,500
senior note, 7.125%, 1/15/23	United States	138,000,000		137,655,000
[d]Intelsat Jackson Holdings SA, senior bond, 144A, 5.50%, 8/01/23	Luxembourg	101,500,000		96,425,000
[d]MetroPCS Wireless Inc.,
senior bond, 144A, 6.625%, 4/01/23	United States	50,000,000		51,812,500
senior note, 144A, 6.25%, 4/01/21	United States	100,000,000		104,125,000
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	37,900,000		39,463,375
NII Capital Corp., senior bond, 7.625%, 4/01/21	United States	71,445,000		29,828,287
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	71,000,000		67,272,500
[d]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	245,650,000		249,948,875
senior note, 144A, 7.875%, 9/15/23	United States	187,350,000		201,869,625
Sprint Nextel Corp.,
6.00%, 12/01/16	United States	174,000,000		190,312,500
11.50%, 11/15/21	United States	200,000,000		263,000,000
senior note, 9.125%, 3/01/17	United States	80,000,000		94,400,000
senior note, 8.375%, 8/15/17	United States	182,700,000		212,388,750
senior note, 7.00%, 8/15/20	United States	30,000,000		32,625,000
senior note, 6.00%, 11/15/22	United States	103,000,000		100,940,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	180,000,000		217,350,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	32,300,000		32,784,500
senior note, 6.464%, 4/28/19	United States	125,000,000		133,125,000
senior note, 6.542%, 4/28/20	United States	45,000,000		48,093,750
senior note, 6.633%, 4/28/21	United States	50,000,000		52,937,500
senior note, 6.125%, 1/15/22	United States	18,300,000		18,666,000
senior note, 6.731%, 4/28/22	United States	50,000,000		52,312,500
senior note, 6.836%, 4/28/23	United States	50,000,000		52,062,500
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	90,000,000		105,319,620
senior note, 5.15%, 9/15/23	United States	102,700,000		110,305,962
[d]Wind Acquisition Finance SA, secured note, 144A, 7.25%, 2/15/18	Italy	35,000,000		36,837,500
				3,255,123,244
Utilities 1.1%
The AES Corp., senior bond, 4.875%, 5/15/23	United States	98,200,000		92,308,000
[d]Calpine Corp.,
senior secured, first lien, 144A, 6.00%, 1/15/22	United States	28,200,000		29,046,000
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	58,700,000		57,672,750
senior secured note, 144A, 7.875%, 7/31/20	United States	32,178,000		35,395,800
senior secured note, 144A, 7.50%, 2/15/21	United States	80,040,000		87,743,850
senior secured note, 144A, 7.875%, 1/15/23	United States	60,920,000		66,859,700
[b,d]Dynegy Inc., senior note, 144A, 5.875%, 6/01/23	United States	85,000,000		80,750,000
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	175,000,000		193,375,000
[d]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	130,300,000		135,512,000
secured note, 144A, 7.50%, 6/30/21	Netherlands	25,000,000	GBP	43,881,350
[d]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 6.875%,
10/15/21	United States	30,000,000		30,900,000
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	75,000,000		78,375,000
NRG Energy Inc., senior bond, 6.625%, 3/15/23	United States	20,000,000		20,250,000
				952,069,450
Total Corporate Bonds (Cost $24,864,726,241)				26,826,825,429
[i]Senior Floating Rate Interests 4.3%
Consumer Discretionary 1.1%
Caesars Entertainment Operating Co. Inc., Incremental Term Loan, 9.50%, 10/01/16	United States	96,000,000		96,940,032
Clear Channel Communications Inc.,
Term Loan E, 7.669%, 7/31/19	United States	200,744,257		198,234,954
Tranche B Term Loan, 3.819%, 1/29/16	United States	10,870,233		10,559,072
Tranche D Term Loan, 6.919%, 1/30/19	United States	642,373,595		615,072,717
[b]Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,629,086		1,281,549

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
[b]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	39,485,065	24,233,959
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	7,498,006	5,598,514
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	50,000,000	51,500,000
			1,003,420,797
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	99,500,000	100,405,848
Energy 1.2%
Chesapeake Energy Corp., Senior Unsecured Term Loan, 5.75%, 12/02/17	United States	460,000,000	470,350,000
Drillships Financing Holding Inc.,
Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	99,750,000	102,181,406
Tranche B-2 Term Loan, 5.50%, 7/15/16	Marshall Islands	149,625,000	152,149,922
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	170,000,000	173,946,380
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	150,000,000	148,875,000
			1,047,502,708
Industrials 0.2%
Altegrity Inc.,
Term Loan B, 4.75%, 2/21/15	United States	68,532,648	67,311,945
Tranche D Term Loan, 7.75%, 2/21/15	United States	49,761,527	49,657,874
[b]CEVA Group PLC, Dollar Tranche B L/C, 5.247%, 8/31/16	United Kingdom	13,684,211	13,394,242
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232	37,183,543
			167,547,604
Information Technology 0.9%
First Data Corp.,
2017 New Dollar Term Loan, 4.164%, 3/24/17	United States	133,000,000	133,425,999
2018 Term Loan, 4.164%, 3/24/18	United States	402,993,460	403,975,958
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	168,725,000	170,816,515
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	44,942,857	44,587,045
			752,805,517
Materials 0.1%
Walter Energy Inc.,
A Term Loan, 5.744%, 4/01/16	United States	11,820,083	11,706,811
B Term Loan, 6.75%, 4/01/18	United States	40,000,000	39,316,680
			51,023,491
Telecommunication Services 0.1%
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	50,000,000	50,375,000
Utilities 0.6%
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	44,762,531	45,210,157
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan, 3.668% - 3.739%, 10/10/14	United States	455,000,000	321,993,945
2017 Term Loan, 4.668% - 4.739%, 10/10/17	United States	204,629,775	141,348,017
			508,552,119
Total Senior Floating Rate Interests (Cost $3,678,251,962)			3,681,633,084
Escrow and Litigation Trust 0.0%†
[a,b,j]Dynegy Holdings Inc., Escrow Account	United States	1,024,235,000	—
[a,b,j]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	United States	40,000,000	—
[a]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	110,000
[a,j]SuperMedia Inc., Litigation Trust	United States	30,326,101	—
Total Escrow and Litigation Trust (Cost $2,757,417)			150,000
Total Investments before Short Term Investments (Cost $76,871,332,707)			85,007,325,987

Short Term Investments 1.1%
U.S. Government and Agency Securities 0.5%
[k]FHLB, 1/02/14 - 1/10/14	United States	250,000,000	249,999,700

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
[k,l]U.S. Treasury Bill, 1/09/14	United States	200,000,000	199,999,600
Total U.S. Government and Agency Securities (Cost $449,997,207)			449,999,300
Total Investments before Money Market Funds (Cost $77,321,329,914)			85,457,325,287
		Shares
Money Market Funds (Cost $437,111,633) 0.5%
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	437,111,633	437,111,633
Investments from Cash Collateral Received for Loaned Securities (Cost
$34,573,490) 0.1%
Money Market Funds 0.1%
[n]BNY Mellon Overnight Government Fund, 0.017%	United States	34,573,490	34,573,490
Total Investments (Cost $77,793,015,037) 99.4%			85,929,010,410
Options Written (0.0)%†			(5,850,000)
Other Assets, less Liabilities 0.6%			525,667,497
Net Assets 100.0%			$86,448,827,907
		Number of Contracts
Options Written (Premiums received $1,590,172) (0.0)%†
Puts - Exchange-Traded (0.0)%†
Energy (0.0)%†
Anadarko Petroleum Corp., January Strike Price $85, Expires 1/18/14	United States	10,000	(5,850,000)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c At December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2013, the aggregate value of these securities was $17,199,327,612, representing 19.90% of net assets.
e Income may be received in additional securities and/or cash.
f A portion or all of the security is on loan at December 31, 2013.
g Defaulted security or security for which income has been deemed uncollectible.
h Perpetual security with no stated maturity date.
i The coupon rate shown represents the rate at period end.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2013, the aggregate value of these securities was $-.
k The security is traded on a discount basis with no stated coupon rate.
l Security or a portion of the security has been pledged as collateral for written option contracts. At December 31, 2013, the value of this security pledged as collateral was
$199,999,600, representing 0.23% of net assets.
m The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
n The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

EUR	-	Euro
GBP	-	British Pound

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)

PIK - Payment-In-Kind

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 103.6%
[a]Government National Mortgage Association (GNMA) Adjustable Rate 5.0%
GNMA, 1.625%, 3/20/17 - 11/20/33	$67,738,253	$70,308,194
GNMA, 1.625%, 11/20/33 - 10/20/34	70,138,893	72,786,688
GNMA, 1.625%, 10/20/34 - 1/20/36	69,237,869	71,854,459
GNMA, 1.625% - 2.00%, 12/20/16 - 1/20/40	53,971,789	56,041,473
GNMA, 2.00% - 2.50%, 10/20/17 - 9/20/41	71,418,935	73,870,718
GNMA, 2.50% - 6.00%, 1/20/16 - 4/20/42	25,722,737	26,838,010
		371,699,542
Government National Mortgage Association (GNMA) Fixed Rate 98.6%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	43,471	44,056
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	82,328	83,802
GNMA GP 30 Year, 11.25%, 10/15/15 - 12/15/15	22,345	22,520
GNMA I SF 15 Year, 6.50%, 5/15/18	147,045	152,806
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	51,491,914	52,076,748
GNMA I SF 30 Year, 4.00%, 3/15/39 - 11/15/40	65,973,726	68,782,063
GNMA I SF 30 Year, 4.00%, 11/15/40 - 12/15/40	65,542,855	68,332,636
[b]GNMA I SF 30 Year, 4.00%, 12/15/40 - 2/15/41	59,339,516	61,740,360
GNMA I SF 30 Year, 4.00%, 2/15/41 - 10/15/41	50,838,717	53,204,363
GNMA I SF 30 Year, 4.00%, 10/15/41 - 8/15/42	59,254,510	61,780,562
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	65,489,504	70,681,708
GNMA I SF 30 Year, 4.50%, 6/15/39 - 9/15/39	66,241,046	70,978,984
GNMA I SF 30 Year, 4.50%, 9/15/39 - 11/15/39	58,830,672	63,137,601
GNMA I SF 30 Year, 4.50%, 11/15/39 - 1/15/40	57,145,500	61,317,665
GNMA I SF 30 Year, 4.50%, 1/15/40 - 4/15/40	62,983,504	67,551,723
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	63,025,080	67,605,588
GNMA I SF 30 Year, 4.50%, 6/15/40	44,127,955	47,417,642
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	44,885,967	48,519,482
GNMA I SF 30 Year, 4.50%, 7/15/40	40,748,530	43,644,604
GNMA I SF 30 Year, 4.50%, 7/15/40	68,866,236	73,951,757
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	57,154,826	61,235,093
GNMA I SF 30 Year, 4.50%, 8/15/40 - 4/15/41	67,588,032	72,360,565
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	42,509,053	46,018,546
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	66,448,275	72,884,553
GNMA I SF 30 Year, 5.00%, 9/15/33 - 11/15/33	65,544,635	71,879,439
GNMA I SF 30 Year, 5.00%, 11/15/33 - 3/15/35	65,106,001	71,326,224
GNMA I SF 30 Year, 5.00%, 3/15/35 - 6/15/39	55,089,073	60,092,826
GNMA I SF 30 Year, 5.00%, 6/15/39 - 8/15/39	55,316,838	60,157,624
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	67,150,368	72,980,723
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	58,814,940	64,167,398
GNMA I SF 30 Year, 5.00%, 10/15/39	27,271,386	29,739,514
GNMA I SF 30 Year, 5.00%, 10/15/39	41,985,473	46,000,901
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	64,424,171	70,573,400
GNMA I SF 30 Year, 5.00%, 11/15/39	29,283,882	32,085,000
GNMA I SF 30 Year, 5.00%, 11/15/39 - 12/15/39	67,030,605	73,431,557
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	44,466,279	48,719,765
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	66,084,335	72,303,278
GNMA I SF 30 Year, 5.00%, 3/15/40 - 4/15/40	62,018,693	67,959,771
GNMA I SF 30 Year, 5.00%, 4/15/40 - 5/15/40	65,882,351	72,106,005
GNMA I SF 30 Year, 5.00%, 6/15/40	23,393,461	25,595,922
GNMA I SF 30 Year, 5.00%, 6/15/40	48,558,376	53,157,614
GNMA I SF 30 Year, 5.00%, 9/15/40	60,074,571	66,301,837
GNMA I SF 30 Year, 5.50%, 5/15/28 - 3/15/33	66,274,185	73,413,201
GNMA I SF 30 Year, 5.50%, 3/15/33 - 6/15/33	66,424,439	73,647,060
GNMA I SF 30 Year, 5.50%, 6/15/33 - 3/15/34	66,581,262	73,896,456
GNMA I SF 30 Year, 5.50%, 3/15/34 - 12/15/36	56,999,700	63,329,054
GNMA I SF 30 Year, 5.50%, 12/15/36 - 9/15/38	61,546,039	68,103,200
GNMA I SF 30 Year, 5.50%, 12/15/38 - 2/15/39	64,314,513	70,778,363
GNMA I SF 30 Year, 5.50%, 7/15/39 - 2/15/40	48,637,371	53,629,284
GNMA I SF 30 Year, 6.00%, 10/15/23 - 8/15/32	65,789,465	73,942,798
GNMA I SF 30 Year, 6.00%, 8/15/32 - 7/15/35	65,662,919	73,863,362

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
GNMA I SF 30 Year, 6.00%, 9/15/35 - 10/15/36	65,768,619	73,777,233
GNMA I SF 30 Year, 6.00%, 11/15/36 - 10/15/37	59,601,960	66,542,349
GNMA I SF 30 Year, 6.00%, 10/15/37 - 11/15/38	59,978,731	66,995,551
GNMA I SF 30 Year, 6.00%, 11/15/38 - 2/15/39	44,384,815	49,443,782
GNMA I SF 30 Year, 6.00%, 12/15/39	28,613,226	31,846,447
GNMA I SF 30 Year, 6.50%, 5/15/23 - 10/15/31	65,966,260	73,810,790
GNMA I SF 30 Year, 6.50%, 10/15/31 - 8/15/37	41,651,245	47,007,276
GNMA I SF 30 Year, 6.75%, 3/15/26	14,663	16,371
GNMA I SF 30 Year, 7.00%, 4/15/16 - 4/15/32	63,866,038	71,242,789
GNMA I SF 30 Year, 7.00%, 4/15/32 - 9/15/32	8,616,466	10,024,236
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	303,672	333,242
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	23,229,832	25,688,183
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	182,060	186,842
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	12,399,253	13,280,053
GNMA I SF 30 Year, 8.50%, 6/15/16 - 6/15/25	2,614,568	2,811,116
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23	3,220,777	3,417,215
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	2,264,974	2,352,710
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	2,462,665	2,574,312
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	1,555,593	1,608,643
GNMA I SF 30 Year, 11.00%, 5/15/14 - 5/15/21	578,253	594,597
GNMA I SF 30 Year, 11.50%, 6/15/14 - 2/15/16	51,755	52,178
GNMA I SF 30 Year, 12.00%, 2/15/14 - 12/15/15	306,545	309,428
GNMA I SF 30 Year, 12.50%, 5/15/14 - 1/15/16	133,803	134,932
GNMA I SF 30 Year, 13.00%, 7/15/14 - 9/15/15	135,053	136,208
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	18,540	18,807
GNMA II SF 30 Year, 3.50%, 7/20/42	130,670,394	132,068,281
GNMA II SF 30 Year, 3.50%, 10/20/40 - 8/20/42	71,428,146	72,199,858
GNMA II SF 30 Year, 3.50%, 9/20/42	279,577,050	282,568,477
GNMA II SF 30 Year, 3.50%, 10/20/42	58,555,172	59,181,661
GNMA II SF 30 Year, 3.50%, 11/20/42	129,111,583	130,491,973
[b]GNMA II SF 30 Year, 3.50%, 2/01/43	88,750,000	89,280,423
[b]GNMA II SF 30 Year, 3.50%, 11/20/42 - 3/20/43	56,615,679	57,191,920
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	64,003,888	64,690,561
GNMA II SF 30 Year, 3.50%, 5/20/43	79,384,605	80,233,157
GNMA II SF 30 Year, 3.50%, 6/20/43	90,776,876	91,747,301
GNMA II SF 30 Year, 3.50%, 8/20/43	66,456,950	67,170,170
GNMA II SF 30 Year, 4.00%, 11/20/40	94,879,431	98,855,363
GNMA II SF 30 Year, 4.00%, 12/20/40	55,438,198	57,764,173
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	60,767,003	63,317,541
GNMA II SF 30 Year, 4.00%, 7/20/41	84,192,087	87,721,355
GNMA II SF 30 Year, 4.00%, 9/20/41	95,599,023	99,610,966
GNMA II SF 30 Year, 4.00%, 10/20/41	114,388,973	119,189,299
GNMA II SF 30 Year, 4.00%, 11/20/41	101,591,950	105,800,688
[b]GNMA II SF 30 Year, 4.00%, 2/01/42	216,241,000	224,223,342
GNMA II SF 30 Year, 4.00%, 5/20/40 - 7/20/42	56,162,461	58,517,491
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	52,057,161	55,990,266
GNMA II SF 30 Year, 4.50%, 12/20/39	71,665,408	77,006,046
GNMA II SF 30 Year, 4.50%, 1/20/40 - 6/20/40	51,294,050	55,078,233
GNMA II SF 30 Year, 4.50%, 5/20/41	94,204,656	101,046,436
GNMA II SF 30 Year, 4.50%, 7/20/40 - 6/20/41	56,771,230	60,925,923
GNMA II SF 30 Year, 4.50%, 6/20/41	113,997,051	122,104,691
GNMA II SF 30 Year, 4.50%, 7/20/41	121,370,886	130,000,059
GNMA II SF 30 Year, 4.50%, 9/20/41	158,273,164	169,534,079
GNMA II SF 30 Year, 4.50%, 10/20/41	120,221,047	129,071,113
GNMA II SF 30 Year, 4.50%, 8/20/41 - 8/20/42	21,371,593	22,942,932
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/33	62,639,025	68,701,240
GNMA II SF 30 Year, 5.00%, 10/20/33 - 12/20/35	67,219,343	73,605,146
GNMA II SF 30 Year, 5.00%, 1/20/36 - 12/20/39	65,703,584	71,465,974
GNMA II SF 30 Year, 5.00%, 4/20/40 - 5/20/40	43,849,674	48,030,205
GNMA II SF 30 Year, 5.00%, 6/20/40 - 9/20/41	55,212,774	60,438,485
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	59,125,667	66,099,537
GNMA II SF 30 Year, 5.50%, 12/20/34 - 1/20/35	58,752,716	65,352,534
GNMA II SF 30 Year, 5.50%, 2/20/35 - 2/20/36	62,291,730	69,229,570
GNMA II SF 30 Year, 5.50%, 4/20/36 - 4/20/40	58,315,743	64,403,187
GNMA II SF 30 Year, 6.00%, 10/20/23 - 3/20/35	64,697,013	72,945,966

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
GNMA II SF 30 Year, 6.00%, 4/20/35 - 12/20/37	61,369,281	68,647,474
GNMA II SF 30 Year, 6.00%, 1/20/38 - 7/20/39	50,720,156	57,115,775
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	59,939,086	67,819,039
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	13,595,569	15,852,474
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,629,544	3,031,128
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,302,698	1,484,718
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	534,504	574,642
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	141,435	155,982
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	126,473	139,197
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	201,766	226,670
GNMA II SF 30 Year, 10.50%, 8/20/14 - 1/20/21	411,123	435,929
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	87,946	90,775
GNMA II SF 30 Year, 11.50%, 10/20/14 - 1/20/18	14,341	14,843
GNMA II SF 30 Year, 12.00%, 4/20/14 - 2/20/16	25,202	25,562
GNMA II SF 30 Year, 12.50%, 5/20/14 - 11/20/15	7,871	7,957
GNMA II SF 30 Year, 13.00%, 9/20/14 - 7/20/15	1,811	1,826
		7,302,331,906
Total Mortgage-Backed Securities (Cost $7,504,792,121)		7,674,031,448
	Shares
Short Term Investments (Cost $85,124,476) 1.2%
Money Market Funds 1.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	85,124,476	85,124,476

Total Investments (Cost $7,589,916,597) 104.8%		7,759,155,924

Other Assets, less Liabilities (4.8)%		(354,239,453)
Net Assets 100.0%		$7,404,916,471

a The coupon rate shown represents the rate at period end.
b A portion or all of the security purchased on a to-be-announced (TBA) basis.
c Non-income producing.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

GP	-	Graduated Payment
SF	-	Single Family

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 95.2%
Diversified Telecommunication Services 2.3%
AT&T Inc.	United States	2,000,000	$70,320,000
Verizon Communications Inc.	United States	900,000	44,226,000
			114,546,000
Electric Utilities 48.0%
ALLETE Inc.	United States	1,000,000	49,880,000
American Electric Power Co. Inc.	United States	4,100,000	191,634,000
Cleco Corp.	United States	700,000	32,634,000
Duke Energy Corp.	United States	3,550,000	244,985,500
Edison International	United States	4,400,000	203,720,000
Entergy Corp.	United States	1,500,000	94,905,000
Exelon Corp.	United States	4,900,000	134,211,000
FirstEnergy Corp.	United States	2,500,000	82,450,000
Great Plains Energy Inc.	United States	4,200,000	101,808,000
Hawaiian Electric Industries Inc.	United States	1,046,700	27,277,002
IDACORP Inc.	United States	400,000	20,736,000
NextEra Energy Inc.	United States	2,700,000	231,174,000
Northeast Utilities	United States	1,700,000	72,063,000
OGE Energy Corp.	United States	300,000	10,170,000
Pepco Holdings Inc.	United States	4,000,000	76,520,000
Pinnacle West Capital Corp.	United States	1,700,000	89,964,000
PNM Resources Inc.	United States	3,300,000	79,596,000
Portland General Electric Co.	United States	2,000,000	60,400,000
PPL Corp.	United States	4,000,000	120,360,000
The Southern Co.	United States	4,100,000	168,551,000
SSE PLC	United Kingdom	1,200,000	27,203,125
UIL Holdings Corp.	United States	1,360,000	52,700,000
Westar Energy Inc.	United States	2,200,000	70,774,000
Xcel Energy Inc.	United States	4,300,000	120,142,000
			2,363,857,627
Gas Utilities 0.8%
Questar Corp.	United States	1,705,300	39,204,847

Multi-Utilities 31.8%
Alliant Energy Corp.	United States	1,500,000	77,400,000
Ameren Corp.	United States	200,000	7,232,000
CenterPoint Energy Inc.	United States	4,400,000	101,992,000
CMS Energy Corp.	United States	3,700,000	99,049,000
Consolidated Edison Inc.	United States	1,000,000	55,280,000
Dominion Resources Inc.	United States	3,500,000	226,415,000
DTE Energy Co.	United States	1,300,000	86,307,000
MDU Resources Group Inc.	United States	3,000,000	91,650,000
National Grid PLC	United Kingdom	11,000,000	143,578,950
NiSource Inc.	United States	1,400,000	46,032,000
PG&E Corp.	United States	4,300,000	173,204,000
Public Service Enterprise Group Inc.	United States	3,300,000	105,732,000
Sempra Energy	United States	2,400,000	215,424,000
TECO Energy Inc.	United States	1,700,000	29,308,000
Vectren Corp.	United States	925,100	32,841,050
Wisconsin Energy Corp.	United States	1,800,000	74,412,000
			1,565,857,000
Oil, Gas & Consumable Fuels 9.0%
Enbridge Inc.	Canada	400,000	17,477,757
Kinder Morgan Inc.	United States	3,400,000	122,400,000
[a]Plains GP Holdings LP, A	United States	1,500,000	40,155,000
Spectra Energy Corp.	United States	1,800,000	64,116,000
TransCanada Corp.	Canada	1,800,000	82,259,568

Franklin Custodian Funds

Statement of Investments, December 31, 2013 (unaudited) (continued)
The Williams Cos. Inc.	United States	3,000,000	115,710,000
			442,118,325
Water Utilities 3.3%
American Water Works Co. Inc.	United States	2,000,000	84,520,000
United Utilities Group PLC	United Kingdom	7,000,000	77,951,493
			162,471,493
Total Common Stocks (Cost $3,236,901,891)			4,688,055,292
		Principal Amount
Corporate Bonds 1.5%
Electric Utilities 1.3%
[b]Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., first lien, 144A,
10.00%, 12/01/20	United States	$24,225,000	25,799,625
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	33,815,650
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	6,357,422	6,687,028
			66,302,303
Multi-Utilities 0.2%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,295,350

Total Corporate Bonds (Cost $63,866,449)			73,597,653
Total Investments before Short Term Investments (Cost $3,300,768,340)			4,761,652,945
Short Term Investments (Cost $152,804,267) 3.1%
		Shares
Money Market Funds 3.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	152,804,267	152,804,267
Total Investments (Cost $3,453,572,607) 99.8%			4,914,457,212
Other Assets, less Liabilities 0.2%			11,082,270
Net Assets 100.0%			$4,925,539,482

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
December 31, 2013, the value of this security was $25,799,625, representing 0.52% of net assets.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin Income
	DynaTech Fund	Grow th Fund	Fund

Cost of investments	$1,053,144,436	$4,721,110,862	$77,962,703,456

Unrealized appreciation	$936,381,348	$4,764,289,953	$12,372,421,449
Unrealized depreciation	(3,649,416)	(27,628,129)	(4,406,114,495)
Net unrealized appreciation (depreciation)	$932,731,932	$4,736,661,824	$7,966,306,954

Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund

Cost of investments	$7,592,030,810	$3,455,098,610

Unrealized appreciation	$262,904,270	$1,466,225,540
Unrealized depreciation	(95,779,156)	(6,866,938)
Net unrealized appreciation (depreciation)	$167,125,114	$1,459,358,602

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2013, were as shown below.

	Number of			Number of
	Shares/Warrants/			Shares/Warrants/
	Principal Am ount*			Principal Amount*	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Franklin Income Fund
Non-Controlled Affiliates
Agrium Inc.	7,500,000	-	-	7,500,000	$686,100,000	$4,781,250	$-
Callon Petroleum Co.	2,957,000	-	757,000	2,200,000	14,366,000	-	2,357,730
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	55,135,500	-	27,582,750	27,552,750	28,585,978	1,642,508	109,981
CEVA Group PLC, Dollar Tranche B L/C, 5.247%, 8/31/16	13,684,211	-	-	13,684,211	13,394,242	224,839	-
CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	261,778,982	-	-	261,778,982	218,585,450	2,543,665	-
CEVA Holdings LLC	91,371	-	-	91,371	86,802,507	-	-
CEVA Holdings LLC, cvt. pfd., A-1	2,897	-	-	2,897	3,766,425	-	-
CEVA Holdings LLC, cvt. pfd., A-2	112,565	-	-	112,565	106,936,826	-	-
Dex Media Inc.	2,048,551	-	-	2,048,551	13,889,176	-	-
Dex Media Inc., senior sub. note, PIK, 7.00%, 1/29/17	38,640,842	-	-	38,640,842	20,127,435	676,215	-
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	3,865,349	-	2,236,263	1,629,086	1,281,549	48,502	(46,357)
Dynegy Holdings Inc., Escrow Account	1,024,235,000	-	-	1,024,235,000	-	-	-
Dynegy Inc.	25,058,906	-	1,000,000	24,058,906	517,747,657	-	(20,872,230)
Dynegy Inc., senior note, 144A, 5.875%, 6/01/23	75,000,000	10,000,000	-	85,000,000	80,750,000	1,445,087	-
Dynegy Inc., w ts., 10/02/17	1,143,273	-	-	1,143,273	1,554,851	-	-
Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	40,000,000	-	-	40,000,000	-	-	-
[a]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	40,152,231	-	667,166	39,485,065	24,233,959	644,277	131,607
Total Affiliated Securities (Value is 2.10% of Net Assets)					$1,818,122,055	$12,006,343	$(18,319,269)

*In U.S. dollars unless otherw ise indicated.
aCompany is a w holly ow ned subsidiarry of Dex Media Inc.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,944,633,452	$-		$-	$1,944,633,452
Short Term Investments	41,242,916	-		-	41,242,916
Total Investments in Securities	$1,985,876,368	$-		$-	$1,985,876,368

Franklin Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]	$8,417,250,066	$-		$-	$8,417,250,066
Short Term Investments	481,054,528	559,468,092		-	1,040,522,620
Total Investments in Securities	$8,898,304,594	$559,468,092		$-	$9,457,772,686

Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$7,506,628,118	$552,333,535		$-	$8,058,961,653
Financials	5,265,390,988	859,047,182		-	6,124,438,170
Industrials	3,022,784,980	197,505,758		-	3,220,290,738
Materials	7,077,734,782	29,136,800		-	7,106,871,582
Utilities	10,038,253,927	115,501,000		-	10,153,754,927
All Other Equity Investments[b]	10,307,367,550	-		-	10,307,367,550
Equity-Linked Securities	-	8,875,459,463		-	8,875,459,463
Convertible Bonds	-	651,573,391		-	651,573,391
Corporate Bonds	-	26,826,825,429		-	26,826,825,429
Senior Floating Rate Interests	-	3,681,633,084		-	3,681,633,084
Escrow and Litigation Trusts	-	150,000		- c	150,000
Short Term Investments	637,111,233	284,573,190		-	921,684,423
Total Investments in Securities	$43,855,271,578	$42,073,738,832		$-	$85,929,010,410

Unfunded Loan Commitments	$-	$66,150		$-	$66,150

Liabilities:
Options Written	5,850,000	-		-	5,850,000

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$-	$7,674,031,448		$-	$7,674,031,448
Short Term Investments	85,124,476	-		-	85,124,476
Total Investments in Securities	$85,124,476	$7,674,031,448		$-	$7,759,155,924

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$4,688,055,292	$-		$-	$4,688,055,292
Corporate Bonds	-	73,597,653		-	73,597,653
Short Term Investments	152,804,267	-		-	152,804,267
Total Investments in Securities	$4,840,859,559	$73,597,653		$-	$4,914,457,212

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at December 31, 2013.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By /s/ GASTON GARDEY_

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014